RELATED PARTY TRANSACTIONS (Narrative) (Details)	0 Months Ended	1 Months Ended										12 Months Ended			145 Months Ended	12 Months Ended								12 Months Ended						1 Months Ended							12 Months Ended			1 Months Ended							12 Months Ended					1 Months Ended		12 Months Ended
	Mar. 31, 2008	Nov. 30, 2012	Aug. 31, 2012	Feb. 29, 2012	Aug. 31, 2011	Mar. 31, 2011	Jan. 31, 2011	May 31, 2010	Jan. 31, 2010	Nov. 30, 2009	Feb. 28, 2009	Jan. 31, 2014 USD ($)	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jan. 31, 2014 USD ($)	Jan. 31, 2014 Director One [Member] USD ($)	Jan. 31, 2013 Director One [Member] USD ($)	Jan. 31, 2012 Director One [Member] USD ($)	Jan. 31, 2014 Director Two [Member] USD ($)	Jan. 31, 2013 Director Two [Member] USD ($)	Jan. 31, 2012 Director Two [Member] USD ($)	Jan. 31, 2014 Directors and officers [Member] USD ($)	Jan. 31, 2013 Directors and officers [Member] USD ($)	Jan. 31, 2014 Former officer of the Company [Member] USD ($)	Jan. 31, 2013 Former officer of the Company [Member] USD ($)	Jan. 31, 2012 Former officer of the Company [Member] USD ($)	Jan. 31, 2014 Company owned by a former President of the Company [Member] USD ($)	Jan. 31, 2013 Company owned by a former President of the Company [Member] USD ($)	Jan. 31, 2012 Company owned by a former President of the Company [Member] USD ($)	Nov. 30, 2012 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Mar. 31, 2012 Company controlled by the Companys Chief Financial Officer [Member] CAD	Jan. 31, 2012 Company controlled by the Companys Chief Financial Officer [Member] CAD	Nov. 30, 2011 Company controlled by the Companys Chief Financial Officer [Member]	Aug. 31, 2011 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Jan. 31, 2011 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Jan. 31, 2011 Company controlled by the Companys Chief Financial Officer [Member] CAD	Jan. 31, 2014 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Jan. 31, 2013 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Jan. 31, 2012 Company controlled by the Companys Chief Financial Officer [Member] USD ($)	Nov. 30, 2012 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Mar. 31, 2012 Company controlled by the Companys Executive Vice President of Corporate Development [Member] CAD	Jan. 31, 2012 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Nov. 30, 2011 Company controlled by the Companys Executive Vice President of Corporate Development [Member]	Aug. 31, 2011 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Mar. 31, 2011 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Mar. 31, 2011 Company controlled by the Companys Executive Vice President of Corporate Development [Member] CAD	Jan. 31, 2014 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Jan. 31, 2013 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Jan. 31, 2012 Company controlled by the Companys Executive Vice President of Corporate Development [Member] USD ($)	Feb. 26, 2014 Company controlled by the Companys Executive Vice President of Corporate Development [Member] Scenario, Forecast [Member] USD ($)	Feb. 26, 2014 Company controlled by the Companys Executive Vice President of Corporate Development [Member] Scenario, Forecast [Member] CAD	Nov. 30, 2012 President and CEO [Member] USD ($)	Aug. 31, 2012 President and CEO [Member] CAD	Jan. 31, 2014 President and CEO [Member] USD ($)	Jan. 31, 2014 President and CEO [Member] CAD	Jan. 31, 2013 President and CEO [Member] USD ($)	Jan. 31, 2014 Directors [Member] USD ($)	Jan. 31, 2013 Directors [Member] USD ($)	Jan. 31, 2012 Directors [Member] USD ($)
Due to Officers or Stockholders, Current																						$ 83,810	$ 13,639														$ 7,028	$ 5,422									$ 71,901	$ 986		$ 91,284	101,675			$ 4,881		$ 7,231
Related Party Transaction, Amounts of Transaction												761,771	955,416	1,143,675					5,262																																						93,727	24,797	26,205
Consulting												651,776	941,385	1,357,785	7,936,017	0	0	1,993		13,411	0			0	0	3,594	0	0	373,696			15,000				12,500	173,958	181,442	167,098		15,000					12,500	243,327	192,795	143,126					7,237	7,000
Share-based Compensation												948	883,210	647,382	4,575,260	0	201,000	144,115									0	0	1,560								0	103,049	135,649			2,500					0	110,686	150,625				250,000
Severance Costs																													225,000
Discretionary cash bonus																															10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures													3,360,000	1,650,000																250,000				250,000	150,000	150,000				250,000				250,000	150,000	150,000						1,000,000	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price													$ 0.305	$ 1.15																$ 0.305				$ 1.15	$ 0.80					$ 0.305				$ 1.15	$ 1.04							$ 0.305
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	1 year	3 years	5 years	5 years	2 years	3 years	3 years	5 years	5 years	1 year	5 years		3 years																				12 years
Options vested duration																																											12 years		12 years	12 years
Bonus Part of Salary																																																					50.00%
Stock Issued During Period, Value, Stock Options Exercised												0	0	478,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period													(240,000)	(1,242,500)																																											0		1,042,500
Class of Warrant or Right, Grants in Period, Net of Forfeitures												8,157,829		5,524,500
Class of Warrant or Right, Exercises in Period														(4,906,895)
Due to Other Related Parties																																																		67,335	75,000
Salaries, Wages and Officers' Compensation																																																						245,497		161,199
Relocation Allowance																																																						$ 34,048